CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 515	[1]	$ 210	[1]
Restricted cash	9	[1]	9	[1]
Accounts and notes receivable (net of allowance for doubtful accounts of $42 and $47, respectively), ($521 and $520 pledged as collateral, respectively)	1,542	[1]	1,534	[1]
Accounts receivable from affiliates	325		299
Inventories	1,741	[1]	1,819	[1]
Prepaid expenses	61		48
Deferred income taxes	53		51
Other current assets	200	[1]	222	[1]
Total current assets	4,446		4,192
Property, plant and equipment, net	3,759	[1]	3,656	[1]
Investment in unconsolidated affiliates	285		238
Intangible assets, net	88	[1]	70	[1]
Goodwill	131		117
Deferred income taxes	243		229
Notes receivable from affiliates	1		2
Other noncurrent assets	458	[1]	366	[1]
Total assets	9,411		8,870
Current liabilities:
Accounts payable	1,067	[1]	1,101	[1]
Accounts payable to affiliates	53		62
Accrued liabilities	742	[1]	723	[1]
Deferred income taxes	44		39
Note payable to affiliate	100		100
Current portion of debt	277	[1]	288	[1]
Total current liabilities	2,283		2,313
Long-term debt	3,633	[1]	3,414	[1]
Notes payable to affiliates	779		599
Deferred income taxes	303		170
Other noncurrent liabilities	938	[1]	1,157	[1]
Total liabilities	7,936		7,653
Commitments and contingencies (Notes 18 and 19)
Huntsman International LLC members' equity:
Members' equity, 2,728 units issued and outstanding	3,138		3,109
Accumulated deficit	(1,194)		(1,224)
Accumulated other comprehensive loss	(618)		(791)
Total Huntsman International LLC members' equity	1,326		1,094
Noncontrolling interests in subsidiaries	149		123
Total equity	1,475		1,217
Total liabilities and equity	$ 9,411		$ 8,870

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."